CONVERTIBLE NOTE AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Note Agreement
CONVERTIBLE NOTE AGREEMENT

NOTE 6 – CONVERTIBLE NOTE AGREEMENT

On April 25, 2023, the Company entered into Securities Purchase Agreement (“SPA Agreement”) with a third party to obtain bridge financing. Pursuant to the SPA Agreement, the Company entered into an unsecured 9-month convertible promissory note (“Convertible Note”) with a principal amount of $220,000. The Company paid additional consideration of 50,000 restricted shares of common stock and a detachable warrant to purchase up to 200,000 shares of common stock at an exercise price of $5.00 per warrant. The Company previously recognized at issuance an original issue discount (“OID”) of $82,500, which included $20,000 discount and $62,500 additional OID related to the fair value of restricted stock awarded as an additional inducement to the noteholder. Additionally, the Company recorded total accrued interest of $75,778, which included an additional interest charge of $22,000 at the time of issuance and default penalty interest of $53,778 as a result of not paying in accordance with the terms and conditions of the Convertible Note.

Convertible Note was classified as current and was comprised as follows:

	JUNE 30,	DECEMBER 31,
	2025	2024
	(Unaudited)
Convertible Note, dated April 25, 2023, fixed installments of $26,889, matured in June 2024 and currently in default (1)	$133,894	$133,894
Add: Convertible Note interest payable (2)	75,777	75,777
Total Convertible Note payable	$209,671	$209,671

Total Convertible Note payable at maturity	$218,888	$218,888

(1)	The Convertible Note required a fixed monthly repayment of approximately $26,889 starting July 24, 2023, and ending on March 24, 2024. Unpaid principal and interest may be converted by the noteholder into shares of the Company’s common stock at a conversion price of $1.50 per share at any time while the Convertible Note remains outstanding. On January 29, 2024, the Company decreased the conversion price from $1.50 to $0.50. The Company and the note holder agreed to decrease the conversion ratio to compensate for the debt default position. The conversion ratio modification did not substantively change the cash flows associated with the original Convertible Note; however, the modification resulted in a substantive change in the conversion feature. There were no other modifications made to the Convertible Note. On February 3, 2024, the note holder converted $50,000 in outstanding principal into 100,000 shares of common stock.

(2)	The Convertible Note assessed an additional 10% interest on the face value of the Convertible Note upon issuance which increased the amount due from $220,000 to $242,000. Pursuant to Section 2(a)(i) of the Convertible Note Agreement, failure to pay the noteholder amounts when due constitutes an event of default and recognition of a penalty equal to 125% of the unpaid principal and interest due to the note holder. As of June 30, 2025 and December 31, 2024, unpaid accrued interest payable included $22,000 of interest since issuance of the Convertible Note and penalty interest of $53,778. The note holder has not made any demand for payment.

NOTE 6 – CONVERTIBLE NOTE AGREEMENT

On April 25, 2023, the Company entered into Securities Purchase Agreement (“SPA Agreement”) with a third party to obtain bridge financing. Pursuant to the SPA Agreement, the Company entered into an unsecured 9-month (“Note Term”) convertible promissory note (“Convertible Note”) with a principal amount of $220,000, additional consideration of 50,000 restricted shares of common stock and a detachable warrant to purchase up to 200,000 shares of common stock at an exercise price of $5.00 per warrant. The Company previously recognized at issuance an original issue discount (“OID”) of $82,500, which included $20,000 discount against the original Convertible Note and $62,500 additional OID related to the fair value of restricted stock awarded as an additional inducement to the noteholder. Additionally, the Company recorded total accrued interest of $75,778, which included an additional interest charge of $22,000 at the time of issuance and default penalty interest of $53,778 as a result of not paying in accordance with the terms and conditions of the Convertible Note.

	DECEMBER 31,
	2024	2023

Convertible Note, dated April 25, 2023, fixed installments of $26,889, matured in June 2024 and currently in default (1)	$133,894	$193,110
Deduct: Unamortized Original Issue Discount (2)(3)(4)	-	(27,500)
Convertible Note principal balance payable	$133,894	$165,610
Add: Convertible Note interest payable (5)	75,777	75,777
Total Convertible Note payable	$209,671	$241,387

Total Convertible Note payable at maturity	$218,888	$268,888

(1)	The Convertible Note requires a fixed monthly repayment of approximately $26,889 starting July 24, 2023, and ending on March 24, 2024. Unpaid principal and interest may be converted by the noteholder into shares of the Company’s common stock at a conversion price of $1.50 per share at any time while the Convertible Note remains outstanding. On January 29, 2024, the Company decreased the conversion price from $1.50 to $0.50. The Company and the note holder agreed to decrease the conversion ratio to compensate for the debt default position. The conversion ratio modification did not substantively change the cash flows associated with the original Convertible Note; however, the modification resulted in a substantive change in the conversion feature. This modification of the conversion feature was accounted for as a debt extinguishment and a loss on extinguishment of $11,408 was recognized during the year ended December 31, 2024. There were other modifications made to the Convertible Note. On February 3, 2024, the note holder converted $50,000 in outstanding principal into 100,000 shares of common stock.

(2)	The Convertible Note included a $20,000 original issue discount which is being amortized over the life of the Convertible Note. As of December 31, 2023, the unamortized original issue discount was $6,667. The conversion feature modification made during the nine month period ended September 30, 2024, resulted in a debt extinguishment which resulted in the write-off of the remaining original issue discount associated with the original Convertible Note.

(3)	The Convertible Note included an additional original issue discount of $62,500, which reflects the fair value of 50,000 shares of restricted stock that was awarded as an additional inducement to the noteholder. As of December 31, 2023, the unamortized original issue discount was $20,833. The conversion feature modification made during the during the year ended December 31, 2024, resulted in a debt extinguishment which resulted in the write-off of the remaining additional original issue discount recorded in relation to shares issued in connection with the original Convertible Note issuance.

(4)	The Convertible Note included 200,000 warrants to purchase common stock at a strike price of $5.00 per warrant (after giving effect to any adjustments for stock splits or dividends or subsequent offering rights) by paying cash or cashless exercise. The fair value of detachable warrants on the grant date was $0 using a Black-Scholes option pricing model with a stock price of $1.25, exercise price of $5.00, risk free rate of 3.7%, volatility of 25% (logarithmic average due to limited exchange pricing data) and a dividend rate of 0% and a warrant term of 10 years (as the Company’s warrants have no expiration date). During the during the year ended December 31, 2024, there were no changes in the terms and conditions of warrants to purchase common stock issued in connection with the Convertible Note.

(5)	The Convertible Note assessed an additional 10% interest on the face value of the Convertible Note upon issuance which increased the amount due from $220,000 to $242,000. In the event of a default, the noteholder may increase the unpaid balance by 125% as a penalty for such default. Any additional increase in the unpaid balance as a result of an event of default shall be recognized immediately as additional interest expense. During the year ended December 31, 2024, there were no scheduled payments made by the Company. During the year ended December 31, 2023, the Company made only one scheduled payment to the noteholder. Pursuant to Section 2(a)(i) of the Convertible Note Agreement, failure to pay the noteholder amounts when due constitutes an event of default and recognition of a penalty equal to 125% of the unpaid principal and interest due to the note holder. As of December 31, 2024 and 2023, unpaid accrued interest payable included $22,000 of interest since issuance of the Convertible Note and penalty interest of $53,778, respectively. The note holder has not made any demand for payment.